General Information - Additional Information (Detail) - 12 months ended Dec. 31, 2019 S/ in Millions, $ in Millions	PEN (S/)	USD ($)	USD ($)
General Information [abstract]
Payments to secure trust contingent obligations	S/ 80.0	$ 24.0
Maximum eventual liability	280.0		$ 85.0
Present value of trust liability	153.9		46.6
Maximum Exposure to Civil Reparation	S/ 52.7		$ 16.0